SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Revenues from External Customers by Products and Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue from External Customer [Line Items]
Revenues	$ 17,649	$ 12,267
Raw materials and equipment [Member]
Revenue from External Customer [Line Items]
Revenues	302	1,119
Electronic monitoring [Member]
Revenue from External Customer [Line Items]
Revenues	11,614	6,393
Treatment programs [Member]
Revenue from External Customer [Line Items]
Revenues	3,998	3,292
Maintenance, royalties and project management [Member]
Revenue from External Customer [Line Items]
Revenues	$ 1,735	$ 1,463